Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Company's Stock Option, Activity
A summary of the Company’s stock option activity for the three months ended March 31, 2022 is as follows:

	Number of Common Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2021	3,375,000	$15.23	—	$—
Granted	251,918	4.77	—	—
Exercised	—	—	—	—
Forfeited	(1,499,822)	14.01	—	—
Outstanding as of March 31, 2022	2,127,096	$14.85	9.34	$—
Exercisable as of March 31, 2022	175,000	$15.23	9.30	$—

A summary of the Company’s stock option activity for the year ended December 31, 2021 is as follows:

	Number of Common Stock Options	Weighted-Average Exercise Price	Weighted-Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Outstanding as of December 31, 2020	—	$—	—	$—
Granted	5,600,000	15.23	—	—
Exercised	—	—	—	—
Forfeited	(2,225,000)	15.23	—	—
Outstanding as of December 31, 2021	3,375,000	$15.23	9.60	$—
Vested and exercisable as of December 31, 2021	—	$—	0.0	$—

Schedule of Valuation Assumptions, Options
The fair value of each option grant during the three months ended March 31, 2022 was estimated on the grant date using the Black-Scholes option pricing model based on the following assumptions:

Volatility	65.00%
Risk-free rate	1.71%
Expected term (years)	6.1 years
Dividend yield	0.00%

The fair value of each option grant was estimated on the grant date using the Black-Scholes option pricing model based on the following assumptions:

Volatility	32.50%
Risk-free rate (low)	0.91% - 1.25%
Expected term (years)	5.1 - 6.1 years
Dividend yield	0.00%

Summary of Restricted Stock Unit, Activity
A summary of the Company’s restricted stock unit (“RSU”) activity for the three months ended March 31, 2022 is as follows:

	Number of Restricted Stock Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2021	1,818,530	$7.58
Granted	275,799	4.54
Vested	(25,671)	3.58
Forfeited	(566,232)	5.48
Unvested as of March 31, 2022	1,502,426	$7.10

A summary of the Company’s RSU activity for the year ended December 31, 2021 is as follows:

	Number of Restricted Stock Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2020	—	$—
Granted	2,109,320	7.59
Vested	(11,337)	7.69
Forfeited	(279,453)	7.69
Unvested as of December 31, 2021	1,818,530	$7.58

Summary of PSU Activity
A summary of the Company’s performance stock unit (“PSU”) activity for three months ended March 31, 2022 is as follows:

	Number of Performance Stock Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2021	78,907	$7.69
Granted	—	—
Vested	—	—
Forfeited	—	—
Unvested as of March 31, 2022	78,907	$7.69

A summary of the Company’s PSU activity for year ended December 31, 2021 is as follows:

	Number of Performance Stock Units	Weighted-Average Grant Date Fair Value
Unvested as of December 31, 2020	—	$—
Granted	99,868	7.69
Vested	—	—
Forfeited	(20,961)	7.69
Unvested as of December 31, 2021	78,907	$7.69

Schedule of Valuation Assumptions, Profit Unit Interests	The compensation expense accounted for all vested units based on the following assumptions:

Expected term	3 years
Volatility	68.0%
Discount for lack of marketability	45.0%
Risk free rate	0.2%
The compensation expense accounted for all vested units based on the following assumptions:

Expected term	3 years
Volatility	68.0%
Discount for lack of marketability	45.0%
Risk free rate	0.2%

Schedule of Profit Unit Interest
A summary of the Company’s profit unit interests activity for the three months ended March 31, 2021 is as follows:

		Avg Fair Value
	Units	at Grant Date
Outstanding at December 31, 2020	12,202,135	$0.08
Granted	—	—
Forfeited	(54,800)	0.08
Outstanding at March 31, 2021	12,147,335	$0.08

The following table summarizes the Company’s profit unit interests activity:

		Avg Fair Value
	Units	at Grant Date
Outstanding at December 31, 2018	9,279,761	$0.04
Granted	619,597	0.22
Forfeited	(100,640)	0.17
Outstanding at December 31, 2019	9,798,718	0.05
Granted	2,413,833	0.17
Forfeited	(10,416)	0.03
Outstanding at December 31, 2020	12,202,135	0.08
Granted	—	—
Forfeited	(591,078)	0.10
Exchanged in reverse recapitalization	(11,611,057)	0.08
Outstanding at December 31, 2021	—	$—

Schedule of Non-vested Units
A summary of the Company’s non-vested units activity for the three months ended March 31, 2021 is as follows:

		Avg Fair Value
	Units	at Grant Date
Non-vested units at December 31, 2020	4,738,333	$0.12
Granted	—	—
Vested	(325,835)	0.15
Forfeited	(54,800)	0.08
Non-vested units at March 31, 2021	4,357,698	$0.12

The following table summarizes the Company’s non-vested units activity:

		Avg Fair Value
	Units	at Grant Date
Non-vested units at December 31, 2018	4,529,290	$0.06
Granted	619,597	0.22
Vested	(1,581,500)	0.04
Forfeited	(100,640)	0.17
Non-vested units at December 31, 2019	3,466,747	0.10
Granted	2,413,833	0.17
Vested	(1,131,831)	0.13
Forfeited	(10,416)	0.03
Non-vested units at December 31, 2020	4,738,333	0.12
Granted	—	—
Vested	(2,933,300)	0.08
Forfeited	(591,078)	0.10
Exchanged in reverse recapitalization	(1,213,955)	0.22
Non-vested units at December 31, 2021	—	$—